O TIFI P2-1

                                SUPPLEMENT DATED
                                NOVEMBER 22, 2002
                              TO THE PROSPECTUS OF
                               TEMPLETON FIDUCIARY
                           NON-U.S. CORE EQUITY SERIES
                             DATED SEPTEMBER 3, 2002


The Prospectus is amended as follows:

I. Effective December 16, 2002, the Fund will change its name to "Franklin Templeton Non-U.S. Core Equity Series."

                           Please keep this supplement
                             for future reference.